Earnings (Loss) Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Calculation of Diluted Earnings (Loss) Per Class A and Class B Ordinary Share Effect of Anti-Dilutive (Detail) (Stock options [Member])
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable under share options	25,464,598	3,829,315	9,694,417